Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets	Intangible assets Recognition and measurement
Purchased intangible assets are initially recorded at cost. Finite-life intangible assets are amortised over their useful economic lives on a straight line or units of production basis, as appropriate. Intangible assets that are deemed to have indefinite lives and intangible assets that are not yet ready for use are not amortised; they are reviewed annually as at 30 September for impairment, regardless of whether there has been an impairment trigger, or more frequently if events or changes in circumstances indicate a potential impairment. The majority of our intangible assets relate to capitalised exploration and evaluation spend on undeveloped properties and contract-based water rights.
The carrying values for undeveloped properties are reviewed at each reporting date in accordance with IFRS 6 “Exploration for and
Evaluation of Mineral Resources”. The indicators of impairment differ from the tests in accordance with IAS 36 in recognition of the subjectivity of estimating future cash flows for mineral interests under evaluation. Potential indicators of impairment include: expiry of the right to explore, substantive expenditure is no longer planned, commercially viable quantities of Mineral Resources have not been discovered and exploration activities will be discontinued, or sufficient data exists to indicate a future development would be unlikely to recover the carrying amount in full. When such impairment indicators have been identified, the recoverable amount and impairment charge are measured under
IAS 36. Impairment reversals for undeveloped properties are not subject to special conditions within IFRS 6 and are therefore subject to the same monitoring for indicators of impairment reversal as other CGUs.
12 Intangible assets continued
Exploration and evaluation
Evaluation expenditure relates to a detailed assessment of deposits or other projects (including smelter and refinery projects) that have been identified as having economic potential. Capitalisation of evaluation expenditure commences when there is a high degree of confidence that the Group will determine that a project is commercially viable; that is, the project will provide a satisfactory return relative to its perceived risks and, therefore, it is considered probable that future economic benefits will flow to the Group. The Group’s view is that a high degree of confidence is greater than “more likely than not” (that is, greater than 50% certainty) and less than “virtually certain” (that is, less than 90%
certainty).
Assessing whether there is a high degree of confidence that the Group will ultimately determine that an evaluation project is commercially viable requires judgement and consideration of all relevant factors such as: the nature and objective of the project, the project’s current stage, project timeline, current estimates of the project’s net present value (including sensitivity analyses for the key assumptions), and the main risks of the project. Development expenditure incurred prior to the decision to proceed is subject to the same criteria for capitalisation, being a high degree of confidence that the Group will ultimately determine that a project is commercially viable.
In some cases, undeveloped projects are regarded as successors to orebodies, smelters or refineries currently in production. Where this is the case, it is intended that these will be developed and go into production when the current source of ore is exhausted or when existing smelters or refineries are closed. Ore Reserves may be declared for an undeveloped mining project before its commercial viability has been fully determined. Evaluation costs may continue to be capitalised in between declaration of Ore Reserves and approval to mine as further work is undertaken in order to refine the development case to maximise the project’s returns.
Carbon credits and Renewable Energy Certificates
Carbon credits and Renewable Energy Certificates (RECs) acquired for our own use are accounted for as intangible assets (included within
“Other intangible assets”), initially recorded at cost. They are amortised through the income statement when surrendered.
Contract-based intangible assets
The majority of the carrying value of our contract-based intangible assets relate to water rights in the Quebec region, which were acquired with Alcan. These contribute to the efficiency and cost effectiveness of our aluminium operations as they enable us to generate electricity from hydropower stations.

Other relevant judgements	Assessment of indefinite-lived water rights in Quebec, Canada
We continue to judge the water rights in Quebec to have an indefinite life because we expect the contractual rights to contribute to the efficiency and cost effectiveness of our operations for the foreseeable future. Accordingly, the rights are not subject to amortisation but are tested annually for impairment. We have no other indefinite-lived assets.
As at 31 December 2025, the remaining carrying value of the water rights (included in contract-based assets) of US$1,711 million
(2024: US$1,631 million) relates wholly to the Quebec smelters CGU. The Quebec smelters CGU was tested for impairment by reference to FVLCD using discounted cash flows. The recoverable amount of the Quebec smelters is classified as level 3 under the fair value hierarchy. In arriving at its FVLCD, post-tax cash flows expressed in real terms have been estimated over the expected useful economic lives of the underlying smelting assets and discounted using a real post-tax discount rate of 6.6% (2024: 6.6%).
The recoverable amounts were determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining water rights to be impaired.

Impact of climate change on our business	Water rights
To manage the uncertainties of climate change and our impact on the area, our team of hydrologists in Quebec analyse different weather scenarios on a daily basis. We monitor the water resource available to us along with the impact that our operation is having on the water quality and quantity, and on the environment when we return the water following use. Based on our analysis to date, we do not consider the renewal of our contractual water rights to be at risk from climate change for the foreseeable future.

Intangible assets continued

	2025
	Exploration and evaluation US$m	Contract-based intangible assets US$m	Other intangible assets(a) US$m	Total US$m
Net book value
At 1 January 2025	562	1,787	455	2,804
Adjustment on currency translation	39	92	32	163
Additions(a)	141	–	98	239
Amortisation for the year	–	(153)	(159)	(312)
Newly consolidated operations(b)	2,054	183	64	2,301
Transfers and other movements(c)	(71)	–	103	32
At 31 December 2025	2,725	1,909	593	5,227
–cost	2,727	3,078	2,547	8,352
–accumulated amortisation and impairment	(2)	(1,169)	(1,954)	(3,125)
Total	2,725	1,909	593	5,227

	2024
	Exploration and evaluation US$m	Contract-based intangible assets US$m	Other intangible assets(a) US$m	Total US$m
Net book value
At 1 January 2024	1,979	1,953	457	4,389
Adjustment on currency translation	(44)	(159)	(40)	(243)
Additions(a)	416	–	116	532
Amortisation for the year	–	(7)	(131)	(138)
Transfers and other movements(c)	(1,789)	–	53	(1,736)
At 31 December 2024	562	1,787	455	2,804
–cost	564	2,758	2,129	5,451
–accumulated amortisation and impairment	(2)	(971)	(1,674)	(2,647)
Total	562	1,787	455	2,804

(a)
Additions to Other intangible assets include US$57 million (2024: US$50 million) of carbon abatement spend. This relates to procurement of carbon units and RECs, from which we will generate future economic benefit. At 31 December 2025, the balance of carbon units and RECs was US$84 million (2024: US$73 million)

(b)
Newly consolidated operations principally relate to undeveloped projects acquired through Arcadium Lithium plc and classified as exploration and evaluation, together with other identifiable intangible assets including favourably priced customer contracts. Refer to note 5 for details.

(c)
Transfers and other movements includes reclassification between categories. In 2024, following approvals by the Board of notice to proceed, exploration and evaluation assets relating to Simandou (US$732 million) and Rincon (US$1,013 million) were transferred in full to Property, plant and equipment after being assessed for indicators of impairment.

Where amortisation is calculated on a straight line basis, the following useful lives have been determined:

	Contract-based intangible assets		Other intangible assets
Type of intangible	Power contracts/ water rights	Other purchase and customer contracts	Internally generated intangible assets and computer software	Other intangible assets	Patented and non-patented technology	Trademarks
Amortisation profile	2 to 45 years	5 to 15 years	2 to 5 years	2 to 20 years	10 to 20 years	14 to 20 years